Consolidated Statements of Stockholders' Deficit (USD $)	Total	Common Class A [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]
Balance at Dec. 31, 2011	$ (899,645)	$ 1	$ 9,327,017	$ (10,296,756)	$ 47,206	$ 22,886	$ 1
Balance (in Shares) at Dec. 31, 2011		148,564				2	1
Exchange of shares of swk for shares of silver sun technologies, inc		8	47,198		(47,206)
Exchange of shares of swk for shares of silver sun technologies, inc (in Shares)		755,489
Conversion of Series A Preferred Stock to common stock		1	22,885			(22,886)
Conversion of Series A Preferred Stock to common stock (in Shares)	79,522	79,522				(2)
Conversion of convertible promissory note to common stock	43,946	29	44,547
Conversion of convertible promissory note to common stock (in Shares)		2,893,122
Share-based compensation	1,136,258		1,136,258
Issuance of warrants for services	105,080		105,080
Issuance of common stock for services	35,000		35,000
Issuance of common stock for services (in Shares)		21,667
Net loss	(1,235,170)			(1,235,170)
Balance at Dec. 31, 2012	(814,531)	39	10,717,355	(11,531,926)			1
Balance (in Shares) at Dec. 31, 2012		3,898,364					1
Conversion of Series A Preferred Stock to common stock (in Shares)	210,526
Share-based compensation	17,616		17,616
Issuance of warrants for services	28,528		28,528
Common stock issued in a cashless exercise of warrants
Common stock issued in a cashless exercise of warrants (in Shares)		7,018
Issuance of common stock for repayment of accrued liabilities	25,000		25,000
Issuance of common stock for repayment of accrued liabilities (in Shares)		7,184
Issuance of common stock for services	21,000	3	21,000
Issuance of common stock for services (in Shares)	300,000	10,000
Net loss	322,548			322,548
Balance at Dec. 31, 2013	$ (399,839)	$ 39	$ 10,809,499	$ (11,209,378)			$ 1
Balance (in Shares) at Dec. 31, 2013		3,922,566					1